Investments Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		₨ 461,245.3	$ 5,534.5	₨ 135,831.1
Securities Available-for-Sale		8,295,487.1	99,537.9	4,878,844.0
Separate Account Assets		955,416.3	11,464.1	0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		290,951.1		184.1
Securities Available-for-Sale		548,944.7		507,504.1
Separate Account Assets		808,309.4		0.0
Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		148,296.2		135,647.0
Securities Available-for-Sale		7,608,007.7		4,222,904.3
Separate Account Assets		147,106.9		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		21,998.0		0.0
Securities Available-for-Sale		138,534.7		148,435.6
Separate Account Assets		0.0		0.0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		461,245.3		135,831.1
Securities Available-for-Sale		8,295,487.1		4,878,844.0
Equity securities	[1]	71,449.1		19,462.6
Separate Account Assets		955,416.3
Total				5,034,137.7
Total		9,783,597.8	117,393.8
Liabilities on policies in force		237.2
Total		237.2	2.8
Fair Value, Measurements, Recurring | Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		290,951.1		184.1
Securities Available-for-Sale		548,944.7		507,504.1
Equity securities	[1]	24,545.8		3,313.7
Separate Account Assets		808,309.4
Total				511,001.9
Total		1,672,751.0	20,071.4
Liabilities on policies in force		0.0
Total		0.0	0.0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		148,296.2		135,647.0
Securities Available-for-Sale		7,608,007.7		4,222,904.3
Equity securities	[1]	46,571.0		16,148.9
Separate Account Assets		147,106.9
Total				4,374,700.2
Total		7,949,981.8	95,392.2
Liabilities on policies in force		237.2
Total		237.2	2.8
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		21,998.0		0.0
Securities Available-for-Sale		138,534.7		148,435.6
Equity securities	[1]	332.3		0.0
Separate Account Assets		0.0
Total				₨ 148,435.6
Total		160,865.0	1,930.2
Liabilities on policies in force		₨ 0.0
Total | $			$ 0.0

[1]	Equity securities classified within other assets.